Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Assets and Liabilities in Foreign Currency

	12-31-2019

ASSETS	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	142,878	672,694	83	185,423	188,655	49,846	699,418	1,938,997
Other current financial assets	114	1,522	-	3,512	232	-	115,003	120,383
Other current non-financial assets	3,811	14,021	-	12,941	44,845	33,746	376,798	486,162
Trade and other current receivables	839	20,699	-	260,132	145,388	385,814	2,691,585	3,504,457
Current accounts receivable from related parties	2,552	1,209	3,418	678	3,883	237	4,392	16,369
Inventories	-	3,095	515	83,152	45,527	27,480	236,470	396,239
Current tax assets	9,146	-	-	120	4,752	18,115	75,188	107,321
Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners	-	-	-	11,326	-	-	-	11,326
TOTAL CURRENT ASSETS	159,337	713,240	4,016	557,285	433,282	515,240	4,198,854	6,581,254

NON-CURRENT ASSETS
Other non-current financial assets	-	3,139	-	171	-	70	3,046,431	3,049,811
Other non-current non-financial assets	3,125	-	-	21,844	16,760	3,354	2,690,807	2,735,890
Trade and other non-current receivables	126	79,475	-	42,546	-	229,256	236,554	587,957
Non-current accounts receivable from related parties	-	-	-	-	-	68	779	847
Investments accounted for using the equity method	-	-	-	-	-	1,978	-	1,978
Intangible assets other than goodwill	-	-	-	125,795	65,292	30,519	5,306,273	5,527,879
Goodwill	-	524,511	-	5,835	-	4,665	638,032	1,173,043
Property, plant and equipment	19	241	-	4,174,263	2,479,814	1,888,319	476,581	9,019,237
Investment property	-	-	-	-	-	-	10,254	10,254
Deferred tax assets	1,469	-	-	-	3	25,890	1,060,872	1,088,234
TOTAL NON CURRENT ASSETS	4,739	607,366	-	4,370,454	2,561,869	2,184,119	13,466,583	23,195,130
TOTAL ASSETS	164,076	1,320,606	4,016	4,927,739	2,995,151	2,699,359	17,665,437	29,776,384

	12-31-2018

ASSETS	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	151,714	513,667	2,436	372,361	129,263	101,209	633,635	1,904,285
Other current financial assets	102	46,395	-	24,434	-	-	139,462	210,393
Other current non-financial assets	5,544	5,198	-	8,850	46,391	21,088	220,661	307,732
Trade and other current receivables	956	32,184	-	217,987	116,631	381,858	2,801,406	3,551,022
Current accounts receivable from related parties	2,111	1,510	2,052	1,203	2,220	476	4,765	14,337
Inventories	-	5,235	208	57,118	43,532	24,191	209,114	339,398
Current tax assets	215	-	-	4	2,282	160	48,333	50,994
Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners	-	-	-	5,825	-	-	-	5,825
TOTAL CURRENT ASSETS	160,644	604,190	4,696	687,781	340,319	528,980	4,057,376	6,383,986

NON-CURRENT ASSETS
Other non-current financial assets	-	34,133	-	598	-	14	2,761,730	2,796,475
Other non-current non-financial assets	3,414	2,165	-	8,753	-	927	1,125,449	1,140,708
Trade and other non-current receivables	58	242,409	-	40,003	-	166,877	457,161	906,508
Non-current accounts receivable from related parties	-	-	-	-	-	108	1,544	1,652
Investments accounted for using the equity method	-	-	-	-	-	2,596	-	2,596
Intangible assets other than goodwill	-	-	-	95,095	56,200	22,170	5,653,824	5,827,289
Goodwill	-	-	-	19,245	197,010	26,255	963,060	1,205,570
Property, plant and equipment	-	43	-	4,050,353	2,345,485	1,854,742	436,204	8,686,827
Investment property	-	-	-	-	-	-	11,708	11,708
Deferred tax assets	-	-	-	1	-	10	433,026	433,037
TOTAL NON CURRENT ASSETS	3,472	278,750	-	4,214,048	2,598,695	2,073,699	11,843,706	21,012,370
TOTAL ASSETS	164,116	882,940	4,696	4,901,829	2,939,014	2,602,679	15,901,082	27,396,356

	12-31-2019
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	6,238	1	628,068	5	175,529	61,034	91	619,085	-	1,490,051
Trade and other current payables	-	62,073	205,848	13,770	433,753	217,115	418,518	2,568,851	117	3,920,045
Current accounts payable to related parties	-	6,273	211,872	257,476	1,832	1,967	247	14,844	-	494,511
Other current provisions	-	561	45,458	-	38,297	11,934	44,825	144,973	4	286,052
Current tax liabilities	-	-	-	-	108,167	13,739	92,080	6,741	-	220,727
Other current non-financial liabilities	-	189	4,445	-	27,521	24,218	40,633	223,731	18	320,755
Liabilities associated with disposal groups held for sale or for distribution to owners	-	-	-	-	3,791	-	-	-	-	3,791
TOTAL CURRENT LIABILITIES	6,238	69,097	1,095,691	271,251	788,890	330,007	596,394	3,578,225	139	6,735,932

NON-CURRENT LIABILITIES
Other non-current financial liabilities	9,774	-	1,125,279	-	1,410,597	425,695	7	1,919,106	-	4,890,458
Trade and other non-current payables	-	-	7	-	997	10,868	152,240	2,171,885	-	2,335,997
Other long-term provisions	-	-	-	-	49,659	54,775	23,710	848,183	-	976,327
Deferred tax liabilities	-	-	-	-	51,332	254,591	311,503	26,428	-	643,854
Non-current provisions for employee benefits	-	2,979	-	-	129,507	6,245	14,178	1,683,453	-	1,836,362
Other non-current non-financial liabilities	-	-	3,563	-	6,318	24,676	54,162	22,549	-	111,268
TOTAL NON-CURRENT LIABILITIES	9,774	2,979	1,128,849	-	1,648,410	776,850	555,800	6,671,604	-	10,794,266
TOTAL LIABILITIES	16,012	72,076	2,224,540	271,251	2,437,300	1,106,857	1,152,194	10,249,829	139	17,530,198

	12-31-2018
LIABILITIES	UF	Chilean Peso	Dollar	Euro	Colombian Peso	Peruvian Sol	Argentine Peso	Brazilian Real	Other Currency	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	6,197	-	793,049	-	390,172	101,905	-	356,776	-	1,648,099
Trade and other current payables	-	43,723	48,868	147,351	535,180	200,223	679,273	2,461,629	-	4,116,247
Current accounts payable to related parties	-	9,120	1,122	316,215	1,176	985	3,208	2,664,842	-	2,996,668
Other current provisions	-	1,164	-	25,516	10,325	59,323	131,594	194,941	-	422,863
Current tax liabilities	-	-	-	52,340	21,562	13,435	89,622	15,965	-	192,924
Other current non-financial liabilities	-	192	3,091	-	23,864	28,907	23,704	190,362	-	270,120
Liabilities associated with disposal groups held for sale or for distribution to owners	-	3,835	-	-	-	-	-	-	-	3,835
TOTAL CURRENT LIABILITIES	6,197	58,034	846,130	541,422	982,279	404,778	927,401	5,884,515	-	9,650,756

NON-CURRENT LIABILITIES
Other non-current financial liabilities	16,601	-	1,167,679	-	1,428,552	393,142	-	1,615,894	-	4,621,868
Trade and other non-current payables	-	-	4,606	-	-	10,460	190,779	727,211	-	933,056
Other long-term provisions	-	-	-	-	40,340	20,615	23,145	1,279,876	-	1,363,976
Deferred tax liabilities	-	8,374	-	-	32,623	249,629	244,256	11,188	-	546,070
Non-current provisions for employee benefits	-	2,613	-	-	123,152	5,130	14,599	1,198,013	-	1,343,507
Other non-current non-financial liabilities	-	-	4,149	-	5,892	25,518	64,993	4,671	-	105,223
TOTAL NON-CURRENT LIABILITIES	16,601	10,987	1,176,434	-	1,630,559	704,494	537,772	4,836,853	-	8,913,700
TOTAL LIABILITIES	22,798	69,021	2,022,564	541,422	2,612,838	1,109,272	1,465,173	10,721,368	-	18,564,456